Accrued Liabilities and Other Payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024

Other payables	$605,477	$986,945
Salary payable	8,727	8,727
Marketing	10,000	10,000
Financed insurance premiums	-	62,531
Auditing fee	18,000	190,000
Warranty liability	10,491	15,103
Accrued commission	67,599	47,466
Accrued expenses, others	319,121	362,261
	$1,039,415	$1,683,033

Accrued liabilities and other payables consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023

Other payables	$986,945	$139,722
Salary payable	8,727	7,511
Marketing	10,000	-
Financed insurance premiums	62,531	69,337
Auditing fee	190,000	125,000
Warranty liability	15,103	27,545
Accrued commission	47,466	58,669
Accrued expenses, others	362,261	672,877
	$1,683,033	$1,100,661